FORM 13F


                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549


                              FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended:  December 31, 2010

        Check here if Amendment []; Amendment Number: __________________

                       This Amendment (check only one.):

                           [  ]  is a restatement

                        [  ]  adds new holdings entries.


              Institutional Investment Manager Filing this Report:

              Name:   Tyndall Capital Partners, L.P.
                      -----------------------------------

              Address:  599 Lexington Avenue, Suite 4100
                        -----------------------------------
                        New York, New York  10022
                        ----------------------------

                        FORM 13F FILE NUMBER:  28- 10427
                        ---------------------------------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Halis
           -----------------

Title:     Manager
           -----------------

Phone:     212-446-2460
           -----------------


Signature, Place, and Date of Signing:

/s/ Jeffrey S. Halis           New York, NY               February 14, 2011
----------------------       ----------------           ---------------------


REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY



Number of Other Included Managers:            None
                                              ----


Form 13F Information Table Entry Total:       48
---------------------------------------       --


Form 13F Information Table Value Total:       $494,018     (thousands)
---------------------------------------       ------------------------


List of Other Included Managers:     None
--------------------------------     ----

                         Tyndall Capital Partners, L.P.
                           Form 13F Information Table
                                December 31, 2010




                            Title of               Value     Shares/    SH/  PUT/  INVSTMT  OTHER              VOTING AUTH
Name of Issuer                Class      Cusip    (x1000)    PRN AMT    PRN  CALL  DSCRETN  MNGRS     SOLE        SHRD      NONE
ALCON INC                    COM SHS    H01301102   16,340     100,000   SH         Sole              100,000
ANADARKO PETE CORP           COM        032511107   69,118     907,534   SH         Sole              907,534
ASCENT MEDIA CORP            COM
                             SER A      043632108    2,531      65,307   SH         Sole               65,307
ASSOCIATED BANC CORP         COM        045487105      430      28,408   SH         Sole               28,408
BIOGEN IDEC INC              COM        09062X103    5,439      81,117   SH         Sole               81,117
BLACKROCK INC                COM        09247X101   31,274     164,100   SH         Sole              164,100
CARDINAL HEALTH INC          COM        14149Y108      575      15,000   SH         Sole               15,000
CELESTICA INC                SUB VTG
                             SHS        15101Q108      460      47,424   SH         Sole               47,424
CHARTER FINL CORP WEST
   PT GA                     COM        16122M100    6,208     697,547   SH         Sole              697,547
CHEMED CORP NEW              COM        16359R103    7,658     120,584   SH         Sole              120,584
COCA COLA BOTTLING CO CONS   COM        191098102    2,816      50,674   SH         Sole               50,674
COCA COLA ENTERPRISES
   INC NE                    COM        19122T109   38,796   1,550,000   SH         Sole            1,550,000
COLONIAL FINL SVCS INC       COM        19566B101    2,517     206,335   SH         Sole              206,335
CONEXANT SYSTEMS INC         COM NEW    207142308       62      37,782   SH         Sole               37,782
EAGLE BANCORP MONT INC       COM        26942G100    2,973     274,508   SH         Sole              274,508
EARTHLINK INC                COM        270321102    6,876     799,553   SH         Sole              799,553
ERIE INDTY CO                CL A       29530P102   78,305   1,196,046   SH         Sole            1,196,046
FIFTH THIRD BANCORP          COM        316773100      644      43,852   SH         Sole               43,852
FIRST CTZNS BANCSHARES
   INC N                     CL A       31946M103    1,214       6,423   SH         Sole                6,423
FIRST FINANCIAL NORTHWEST
   IN                        COM        32022K102    3,940     984,952   SH         Sole              984,952
FURIEX PHARMACEUTICALS
   INC                       COM        36106P101   10,210     706,544   SH         Sole              706,544
GENERAL ELECTRIC CO          COM        369604103    1,802      98,520   SH         Sole               98,520
GREIF INC                    CL B       397624206   11,459     186,903   SH         Sole              186,903
HSN INC                      COM        404303109      230       7,495   SH         Sole                7,495
JACKSONVILLE BANCORP
   INC MD                    COM        46924R106      784      72,703   SH         Sole               72,703
JPMORGAN CHASE & CO          COM        46625H100    1,273      30,000   SH         Sole               30,000
LIVE NATION ENTERTAINMENT
   IN                        COM        538034109      126      11,050   SH         Sole               11,050
MBIA INC                     COM        55262C100      719      60,000   SH         Sole               60,000
MGIC INVT CORP WIS           COM        552848103      255      25,000   SH         Sole               25,000
MI DEVS INC                  CL A
                             SUB VTG    55304X104   32,241   1,239,286   SH         Sole            1,239,286




MYREXIS INC                  COM        62856H107    5,424   1,303,760   SH         Sole            1,303,760
NORDION INC                  COM        65563C105   20,764   1,823,011   SH         Sole            1,823,011
NORTHWEST BANCSHARES INC
   MD                        COM        667340103    5,079     431,250   SH         Sole              431,250
NOVARTIS A G                 SPONSORED
                             ADR        66987V109    8,842     150,000   SH         Sole              150,000
OCEAN SHORE HLDG CO NEW      COM        67501R103    3,710     324,000   SH         Sole              324,000
ONEIDA FINL CORP MD          COM        682479100    2,355     300,000   SH         Sole              300,000
ORITANI FINL CORP DEL        COM        68633D103    8,568     700,000   SH         Sole              700,000
PATHFINDER BANCORP INC       COM        70320A103      272      32,000   SH         Sole               32,000
PFIZER INC                   COM        717081103    6,062     346,226   SH         Sole              346,226
RIVER VY BANCORP             COM        768475105      716      44,732   SH         Sole               44,732
SANMINA SCI CORP             COM NEW    800907206      641      55,797   SH         Sole               55,797
SARA LEE CORP                COM        803111103   31,518   1,800,000   SH         Sole            1,800,000
SCRIPPS E W CO OHIO          COM        811054402    3,711     365,641   SH         Sole              365,641
SYMANTEC CORP                COM        871503108      319      19,065   SH         Sole               19,065
UNITED CMNTY BANCORP         COM        90984H103    1,671     225,000   SH         Sole              225,000
VODAFONE GROUP PLC NEW       SPONS
                             ADR NEW    92857W209   50,236   1,900,000   SH         Sole            1,900,000
WALTER INVT MGMT CORP        COM        93317W102    5,466     304,700   SH         Sole              304,700
WAYNE SVGS BANCSHARES
   INC NE                    COM        94624Q101    1,389     154,720   SH         Sole              154,720






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